Consolidated Statements of Cash Flows Statement - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Net (Loss) Income		$ (319,918)	$ 476,663	$ 241,555
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Impairment of goodwill and other intangible assets (Note 8)		385,000
Distributions from equity investments		10,328	180,521	53,871
Non-cash loss on extinguishment of debt		37,040
Loss (gain) on sales of real estate		1,000	(1,000)
Changes in working capital items, excluding effects from acquisitions:
Net cash provided by (used in) operating activities		25,944	378,455	359,571
Investing Activities
Capital expenditures		(89,084)	(89,438)	(70,869)
Acquisitions, net of cash acquired		(74,959)	(279,833)	(2,550,410)
Decrease (increase) in restricted cash related to acquisition of Local TV			201,922	(201,922)
Transfers from (to) restricted cash		1,112	(1,109)
Investments		(23,042)	(2,330)	(2,817)
Proceeds from sales of investments		44,982	659,395	2,174
Proceeds from sales of real estate		4,930	49,870	10,739
Net cash (used in) provided by investing activities		(125,733)	718,998	(2,759,234)
Financing Activities
Long-term borrowings related to Publishing Spin-off (Note 2)			346,500
Long-term borrowings		1,100,000		3,790,500
Repayments of long-term debt		(1,114,262)	(299,285)	(1,102,234)
Repayment of Senior Toggle Notes (Note 10)			(172,237)
Long-term debt issuance costs related to Publishing Spin-off (Note 2)			(10,179)
Long-term debt issuance costs		(20,202)		(78,480)
Payment of dividends		(719,919)
Settlements of contingent consideration, net		1,174
Common stock repurchases (Note 16)		(339,942)	(60,211)
Cash and restricted cash distributed to Tribune Publishing (Note 2)			(86,530)
Change in Excess Tax Benefits from Stock-Based Awards Financing Activities		(868)	868
Tax withholdings related to net share settlements of share-based awards		(4,421)	(3,201)
Proceeds from stock option exercises		166	1,308
Contributions from noncontrolling interests		5,524
Net cash (used in) provided by financing activities		(1,092,750)	(282,967)	2,609,786
Net (Decrease) Increase in Cash and Cash Equivalents		(1,192,539)	814,486	210,123
Cash and cash equivalents		262,644	1,455,183	640,697
Successor
Net (Loss) Income		(319,918)	476,663	241,555
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Stock-based compensation		32,493	27,918	7,319
Pension credit, net of contributions		(29,417)	(41,164)	(41,620)
Depreciation		74,289	88,890	75,516
Amortization of contract intangible assets and liabilities		(14,980)	(35,774)	(29,525)
Amortization of other intangible assets		195,230	222,216	121,206
Impairment of goodwill and other intangible assets (Note 8)		385,000	0	700
Income on equity investments, net		(146,959)	(236,088)	(144,054)
Distributions from equity investments		169,879	189,789	154,123
Non-cash loss on extinguishment of debt		33,480	0	17,462
Original issue discount payments		(6,158)	0	0
Amortization of debt issuance costs and original issue discount		12,258	13,433	3,869
Gain on investment transactions, net		(12,173)	(373,968)	(150)
Loss (gain) on sales of real estate		97	(21,690)	(135)
Other non-operating (gain) loss, net		(6,183)	4,729	1,492
Non-cash reorganization items, net		0	0	(3,228)
Change in Excess Tax Benefits from Stock-Based Awards		(868)	868	0
Transfers from (to) restricted cash		5	2,357	166,866
Changes in working capital items, excluding effects from acquisitions:
Accounts receivable, net		(23,444)	39,149	(20,449)
Inventories, prepaid expenses and other current assets		(36,997)	(1,532)	26,847
Accounts payable		(15,302)	2,855	(85,088)
Employee compensation and benefits, and other current liabilities		39,598	(23,569)	5,528
Deferred revenue		9,541	23,189	1,121
Accrued reorganization costs		(1,536)	(780)	(111,461)
Income taxes		(272,102)	261,591	(1,947)
Deferred compensation, postretirement medical, life and other benefits		(2,298)	(3,099)	(13,581)
Change in broadcast rights, net of liabilities		100,116	(21,098)	(6,913)
Deferred income taxes		(140,075)	(179,099)	8,955
Change in non-current obligations for uncertain tax positions		(931)	(2,814)	(3,780)
Other, net		1,563	(32,781)	(11,057)
Net cash provided by (used in) operating activities		25,944	378,455	359,571
Investing Activities
Capital expenditures		(89,084)	(89,438)	(70,869)
Acquisitions, net of cash acquired		(74,959)	(279,833)	(2,550,410)
Decrease (increase) in restricted cash related to acquisition of Local TV		0	201,922	(201,922)
Transfers from restricted cash related to New Cubs LLC distribution		0	0	0
Transfers from (to) restricted cash		1,112	(1,109)	0
Investments		(23,042)	(2,330)	(2,817)
Distributions from equity investments		10,328	180,521	53,871
Investment in non-interest bearing loan to the Litigation Trust		0	0	0
Proceeds from sales of investments		44,982	659,395	2,174
Proceeds from sales of real estate		4,930	49,870	10,739
Net cash (used in) provided by investing activities		(125,733)	718,998	(2,759,234)
Financing Activities
Long-term borrowings related to Publishing Spin-off (Note 2)		0	346,500	0
Long-term borrowings		1,100,000	0	3,790,500
Repayments of long-term debt		(1,114,262)	(299,285)	(1,102,234)
Repayment of Senior Toggle Notes (Note 10)		0	(172,237)	0
Long-term debt issuance costs related to Publishing Spin-off (Note 2)		0	(10,179)	0
Long-term debt issuance costs		(20,202)	0	(78,480)
Payment of dividends		(719,919)	0	0
Settlements of contingent consideration, net		1,174	0	0
Common stock repurchases (Note 16)		(339,942)	(60,211)	0
Cash and restricted cash distributed to Tribune Publishing (Note 2)		0	(86,530)	0
Change in Excess Tax Benefits from Stock-Based Awards Financing Activities		(868)	868	0
Tax withholdings related to net share settlements of share-based awards		(4,421)	(3,201)	0
Proceeds from stock option exercises		166	1,308	0
Contributions from noncontrolling interests		5,524	0	0
Net cash (used in) provided by financing activities		(1,092,750)	(282,967)	2,609,786
Net (Decrease) Increase in Cash and Cash Equivalents		(1,192,539)	814,486	210,123
Cash and cash equivalents	$ 430,574	262,644	1,455,183	640,697
Supplemental Schedule of Cash Flow Information
Interest		130,311	140,338	44,280
Income taxes, net of refunds		$ 434,720	$ 217,579	$ 151,311
Predecessor
Net (Loss) Income	7,110,224
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Stock-based compensation	0
Pension credit, net of contributions	0
Depreciation	0
Amortization of contract intangible assets and liabilities	0
Amortization of other intangible assets	0
Impairment of goodwill and other intangible assets (Note 8)	0
Income on equity investments, net	0
Distributions from equity investments	0
Non-cash loss on extinguishment of debt	0
Original issue discount payments	0
Amortization of debt issuance costs and original issue discount	0
Gain on investment transactions, net	0
Loss (gain) on sales of real estate	0
Other non-operating (gain) loss, net	0
Non-cash reorganization items, net	(8,287,644)
Change in Excess Tax Benefits from Stock-Based Awards	0
Transfers from (to) restricted cash	(186,823)
Changes in working capital items, excluding effects from acquisitions:
Accounts receivable, net	0
Inventories, prepaid expenses and other current assets	(275)
Accounts payable	(18,942)
Employee compensation and benefits, and other current liabilities	(3,450)
Deferred revenue	0
Accrued reorganization costs	14,136
Income taxes	(6,199)
Deferred compensation, postretirement medical, life and other benefits	(35,241)
Change in broadcast rights, net of liabilities	0
Deferred income taxes	1,169,483
Change in non-current obligations for uncertain tax positions	0
Other, net	0
Net cash provided by (used in) operating activities	(244,731)
Investing Activities
Capital expenditures	0
Acquisitions, net of cash acquired	0
Decrease (increase) in restricted cash related to acquisition of Local TV	0
Transfers from restricted cash related to New Cubs LLC distribution	727,468
Transfers from (to) restricted cash	0
Investments	0
Distributions from equity investments	0
Investment in non-interest bearing loan to the Litigation Trust	(20,000)
Proceeds from sales of investments	0
Proceeds from sales of real estate	0
Net cash (used in) provided by investing activities	707,468
Financing Activities
Long-term borrowings related to Publishing Spin-off (Note 2)	0
Long-term borrowings	1,089,000
Repayments of long-term debt	(3,394,347)
Repayment of Senior Toggle Notes (Note 10)	0
Long-term debt issuance costs related to Publishing Spin-off (Note 2)	0
Long-term debt issuance costs	(11,242)
Payment of dividends	0
Settlements of contingent consideration, net	0
Common stock repurchases (Note 16)	0
Cash and restricted cash distributed to Tribune Publishing (Note 2)	0
Change in Excess Tax Benefits from Stock-Based Awards Financing Activities	0
Tax withholdings related to net share settlements of share-based awards	0
Proceeds from stock option exercises	0
Contributions from noncontrolling interests	0
Net cash (used in) provided by financing activities	(2,316,589)
Net (Decrease) Increase in Cash and Cash Equivalents	(1,853,852)
Cash and cash equivalents	430,574
Supplemental Schedule of Cash Flow Information
Interest	0
Income taxes, net of refunds	$ 0